Income Taxes (Tables)	12 Months Ended
Aug. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the current and deferred provision at August 31, 2015 and 2014 were as follows:

	August 31, 2015	August 31, 2014
Currently payable:
Federal	$-	$-
State	-	-
Total currently payable	-	-
Increase in Deferred:
Federal	27,170	3,100
State	4,200	480
Total deferred	31,370	3,580
Less increase in allowance	(31,370)	(3,580)
Net deferred	-	-
Total income tax provision (benefit)	$-	$-

Schedule of Deferred Tax Assets

Individual components giving rise to the deferred tax assets are as follows:

	August 31, 2015	August 31, 2014
Future tax benefit arising from net operating loss carryovers	$86,780	$55,410
Less valuation allowance	(86,780)	(55,410)
Net deferred	$-	$-